Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	May 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Common Stock Subject to Possible Redemption

At September 30, 2023 and December 31, 2022, the Class A common stock subject to possible redemption reflected in the condensed balance sheets is reconciled in the following table:

Gross proceeds	$276,000,000
Less:
Proceeds allocated to Public Warrants	(18,078,000)
Class A common stock issuance at cost	(13,270,637)
Less:
Redemption of Class A common stock	(258,680,733)
Plus:
Accretion of carrying value to redemption value	34,139,451
Class A common stock subject to possible redemption, December 31, 2022	20,110,081
Less:
Redemption of Class A common stock	(3,293,029)
Plus:
Waiver of deferred underwriting fees	5,622,700
Accretion of carrying value to redemption value	(4,881,122)
Class A common stock subject to possible redemption, March 31, 2023	17,558,630
Plus:
Accretion of carrying value to redemption value	367,467
Class A common stock subject to possible redemption, June 30, 2023	17,926,097
Less:
Redemption of Class A common stock	(7,488,538)
Plus:
Accretion of carrying value to redemption value	(283,460)
Class A common stock subject to possible redemption, September 30, 2023	$10,721,019

At December 31, 2022 and 2021, the Class A common stock subject to possible redemption reflected in the balance sheets is reconciled in the following table:
Gross proceeds	$276,000,000
Less:
Proceeds allocated to Public Warrants	(18,078,000)
Class A common stock issuance at cost	(13,270,637)
Plus:
Accretion of carrying value to redemption value	31,348,637
Class A common stocks subject to possible redemption, December 31, 2021	276,000,000
Less:
Redemption of Class A common stock	(258,680,733)
Plus:
Accretion of carrying value to redemption value	2,790,814
Class A common stocks subject to possible redemption, December 31, 2022	$20,110,081

Schedule of Basic and Diluted Net Income Per Common Share

The following tables reflect the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	For the Three Months Ended September 30,				For the Nine Months Ended September 30,
	2023		2022		2023		2022
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and Diluted net income (loss) per common share
Numerator:
Allocation of net income (loss)	$(70,550)	$(99,138)	$1,563,386	$390,846	$(189,062)	$(516,773)	$7,478,024	$1,869,506
Denominator:
Basic and Diluted weighted average common shares outstanding	3,362,474	4,725,000	27,600,000	6,900,000	2,256,211	6,167,033	27,600,000	6,900,000
Basic and Diluted net income (loss) per common share	$(0.02)	$(0.02)	$0.06	$0.06	$(0.08)	$(0.08)	$0.27	$0.27
The following tables reflect the calculation of basic and diluted net income per common share (in dollars, except per share amounts):
	For the Years Ended December 31,
	2022		2021
	Class A	Class B	Class A	Class B
Basic net income per common share
Numerator:
Allocation of net income, as adjusted	$8,889,961	$2,234,296	$9,418,027	$2,473,196
Denominator:
Basic weighted average common shares outstanding	27,454,165	6,900,000	26,087,671	6,850,685
Basic net income per common share	$0.32	$0.32	$0.36	$0.36
Diluted net income per common share
Numerator:
Allocation of net income, as adjusted	$8,889,961	$2,234,296	$9,403,947	$2,487,276
Denominator:
Diluted weighted average common shares outstanding	27,454,165	6,900,000	26,087,671	6,900,000
Diluted net income per common share	$0.32	$0.32	$0.36	$0.36

Unique Logistics International, Inc. [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Basic and Diluted Net Income Per Common Share	The following table provides a reconciliation of the numerator and denominator used in computing basic and diluted net income attributable to common stockholders per common share.
	For the Year Ended
	May 31, 2023	May 31, 2022
Numerator:
Net income (loss) attributable to common stockholders	$8,201,773	$(1,031,171)
Effect of dilutive securities:	—	—
Diluted net income (loss)	$8,201,773	$(1,031,171)
Denominator:
Weighted average common shares outstanding – basic	785,412,500	605,817,180
Dilutive securities:*
Series A Preferred	1,168,177,320	—
Series B Preferred	5,373,342,576	—
Series C Preferred	1,206,351,359	—
Series D Preferred	1,130,954,399	—
Weighted average common shares outstanding and assumed conversion – diluted	9,664,238,154	605,817,180
Basic net income per common share	$0.01	$(0.00)
Diluted net income per common share	$0.00	$(0.00)

*        Due to a net loss for the year ended May 31, 2022, only weighted average common shares are used in calculations. As May 31, 2022, the Company’s dilution of all outstanding securities would be as follows:

Schedule of Significant Changes in Contract Asset and Contract Liability	Significant Changes in Contract Asset and Contract Liability Balances for the year ended May 31, 2023:
	Contract Assets Increase (Decrease)	Contract Liabilities (Increase) Decrease
Reclassification of the beginning contract liabilities to revenue, as the result of performance obligation satisfied	$—	$468,209
Cash Received in advance and not recognized as revenue	—	—
Reclassification of the beginning contract assets to receivables, as the result of rights to consideration becoming unconditional	(41,471,463)	—
Current year contract assets recognized, net reclassification to receivables	13,387,660	—
Net change	$(28,083,802)	$468,209
	Contract Assets Increase (Decrease)	Contract Liabilities (Increase) Decrease
Reclassification of the beginning contract liabilities to revenue, as the result of performance obligation satisfied	$—	$—
Cash Received in advance and not recognized as revenue	—	(468,209)
Reclassification of the beginning contract assets to receivables, as the result of rights to consideration becoming unconditional	(10,491,045)	—
Prior year contract assets recognized, net reclassification to receivables	18,038,312	—
Net change	$7,547,267	$(468,209)

Schedule of Disaggregation of Revenue	The following table disaggregates gross revenue from our clients by significant geographic area for the year ended May 31, 2023, and 2022, based on origin of shipment (imports) or destination of shipment (exports):
	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022
China, Hong Kong & Taiwan	$138,554,312	$343,370,279
Southeast Asia	80,967,866	422,869,068
United States	42,463,526	39,362,326
India Sub-continent	45,877,123	161,841,791
Other	17,755,665	47,043,216
Total revenue	$325,618,492	$1,014,486,680

Schedule of Estimated Useful Lives of Property and Equipment	Estimated useful lives of property and equipment are as follows:
Software	3 years
Computer equipment	3 – 5 years
Furniture and fixtures	5 – 7 years
Leasehold improvements	Shorter of estimated useful life or remaining term of the lease

Schedule of Derivative Liabilities	During the year ended May 31, 2023, the Company recorded a change in fair value of $879,733 in the consolidated statements of operations.
	Level 1	Level 2	Level 3
Derivative liabilities as June 1, 2021	$—	$—	$—
Addition	—	—	8,417,296
Changes in fair value	—	—	4,020,698
Derivative liabilities as May 31, 2022	$—	$—	$12,437,994
Addition	—	—	—
Change in fair value	—	—	(879,733)
Derivative liabilities as May 31, 2023	$—	$—	$11,558,261

Schedule of Fair Value Assumption	The key inputs into the model were as follows:
	May 31, 2023	May 31, 2022
Risk-free interest rate	5.5%	1.60%
Probability of financing event or capital raise	90%	50%
Estimated capital raise	—	39.0 million
Estimated value of common stock	$10.00 per share	—
Estimated time to financing event	0.42 years	0.5 years

Schedule of Anti-Dilutive Shares
May 31, 2022
Weighted average common shares outstanding – basic	605,817,180
Series A Preferred	1,233,209,295
Series B Preferred	5,373,342,576
Series C Preferred	1,206,351,359
Series D Preferred	1,174,935,959
Weighted average common shares outstanding and assumed conversion – diluted	9,593,656,369